Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Capital Securities Limited
   Address:  5 The North Colonnade
             Canary Wharf
             London, E14 4BB
	     England

           Form 13F File Number: 028-07404


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Angela Huff
                        Title: Head, Global Large Holdings Advisory
                        Phone: 0044 20 3134 6849

Signature, Place, and Date of Signing:

Angela Huff    London, England, May 16, 2011


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                     Barclays PLC